Notes Payable and Convertible Promissory Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Promissory Notes

The following table summarizes the Company’s outstanding convertible notes as of September 30, 2022, and December 31, 2021:

(in thousands)	September 30, 2022	December 31, 2021
Convertible Notes	$1,300	$1,516
Unamortized discounts and fees	(178)	(530)
	$1,122	$986

The following table summarizes the Company’s outstanding convertible notes as of December 31, 2021, and December 31, 2020:

(in thousands)	December 31, 2021	December 31, 2020
Convertible Notes	$1,516	$720
Unamortized discounts	(530)	(79)
	$986	$641

Schedule of Fair Value of Derivative Liabilities Estimated Issuance and Valuation Mode

During the nine months period ended September 30, 2022, the fair value of the derivative liabilities was estimated at issuance and at September 30, 2022, using the Binomial Lattice valuation model with the following assumptions:

Dividend rate	—%
Term (in years)	0.0 to 1.07 year
Volatility	147% to 317.47%
Risk-free interest rate	1.28% to 4.25%

During the year ended December 31, 2021, the fair value of the derivative liabilities was estimated at issuance and at the December 31, 2021, using the Binomial Lattice valuation model with the following assumptions:

Dividend rate	—%
Term (in years)	0.01 to 1 year
Volatility	247% to 412%
Risk-free interest rate	0.07% to 1.26%

Schedule of Outstanding Term Loans

The following table summarizes the Company’s outstanding term loans:

(in thousands)	September 30, 2022	December 30, 2021
2019 Term Loan	$5,677	$5,677
2022 Term Loan	2,222	-
	7,899	5,677
Unamortized discounts	(1,029)	-
	$6,870	$5,677